CONVERTIBLE BONDS	12 Months Ended
Dec. 31, 2025
Detailed Information About Borrowings [Abstract]
CONVERTIBLE BONDS	CONVERTIBLE BONDS
Recognition and movements of the convertible bonds were as follows:

Amounts in $ ‘000	2025	2024
Bond component (classified as liability)	98,056	82,399
Option component (classified as equity)	13,835	12,225
Balance at December 31	111,890	94,624

Bond component:

Amounts in $ ‘000	2025	2024
Balance at January 1	82,399	138,422
Repurchase	—	(134,924)
Carrying value initial recognition	—	81,785
Interest paid (cash flow)	(5,067)	(4,457)
Amortization	8,752	5,725
Accrued interest	933	1,972
Currency translation	11,038	(6,124)
Balance at December 31	98,056	82,399
- Current portion	5,336	4,245
- Non-current portion	92,719	78,154

Option component:

Amounts in $ ‘000	2025	2024
Balance at January 1	12,225	—
Carrying value initial recognition derivative liability	—	23,517
Fair value loss (gain) upon reclassification to equity	—	(7,040)
Income tax recorded in other comprehensive income	—	(4,251)
Currency translation	1,610	—
Balance at December 31	13,835	12,225
In April 2024, the Company offered €100.0 million ($103.5 million) of senior unsecured convertible bonds due 2029 (the “New Bonds”) convertible into new and/or existing ordinary shares in the capital of the Company. The offer was fully subscribed. The net proceeds of the issue of the bonds were used for the repurchase of the outstanding €125.0 million ($129.4 million) 3.0% senior unsecured convertible bonds due in 2025 issued on January 21, 2020 (ISIN: XS2105716554), which has been launched concurrently to the offering of the New Bonds to strengthen its financial position while enhancing flexibility for the continued execution of its business strategy over the next several years.
The New Bonds have a principal amount of €100,000 each. The New Bonds are issued at par and carry a coupon of 4.5% per annum payable semi-annually in arrears in equal installments on April 25 and October 25 of each year, commenced on October 25, 2024. Unless previously converted, redeemed or purchased and cancelled, the New Bonds will be redeemed at par on 25th April 2029.
The initial conversion price has been set at €1.2271 ($1.2700), representing a premium of 37.5% above the volume weighted average price (VWAP) of a Share on Euronext Amsterdam between opening of trading on the launch date and the pricing of the offering (i.e., €0.8924 ($0.9236)). The initial conversion price of the New Bonds will be subject to customary adjustment provisions as set out in the terms and conditions. The number of ordinary shares initially underlying the New Bonds is 81,492,951, representing 12.0% of the Company’s current issued share capital. The New Bonds are listed on the Frankfurt Exchange (ISIN: XS2763018889).
The New Bonds are classified as hybrid financial instruments under IAS 32 and pursuant to it the debt host contract and the embedded derivative for the fair value of the conversion rights into Pharming shares (the “conversion option”) are recognized separately.

The conversion option was at initial recognition was measured using a pricing model. As the Company did not have sufficient placement capacity to fulfil conversion of the New Bonds into ordinary shares at the date of issue, the conversion option was recognized as a financial liability derivative. During the shareholder’s meeting on May 21, 2024, the Company received shareholder approval to increase share capital to support the potential conversion. At the Physical settlement notice date of June 11, 2024, when the New Bond holders were notified that the cash settlement alternative would no longer be available, the conversion option was reclassified to equity at fair value, which resulted in a fair value gain of $7.0 million immediately prior to the reclassification. Subsequently, the value of this equity component is not remeasured, apart from currency revaluation, and amounts to $13.8 million, net of income tax effects, at December 31, 2025.

Parameter	At initial recognition	Immediately prior to reclassification
Share price	0.8924	0.7690
Conversion price per share	1.2271	1.2271
Dividend yield	—%	—%
Expected term in years	5.00	4.85
Risk-free rate	2.90%	3.01%
Volatility	44.34%	43.99%
Barrier price per share	1.5952	1.5952
The debt host contract component was measured at initial recognition as the difference between the proceeds from the bond and the value of the conversion option at initial recognition. This debt host contract is subsequently measured at amortized cost, which amounts to $98.1 million at December 31, 2025.
Direct costs associated with the issue of the New Bonds were allocated to the debt host contract ($2.2 million) and the conversion option ($0.6 million) in amounts proportional to the above mentioned initial value. They were accounted for respectively in the amortized cost (debt host contract) and in the income statement (conversion option).